Impairment losses and goodwill - Goodwill - Net book value (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [abstract]
Net book value	€ 27,596	€ 27,644	€ 27,174